Interest and Finance Costs, Net	6 Months Ended
Jun. 30, 2020
Interest And Finance Costs, Net
Interest and Finance Costs, Net
12.	Interest and Finance Costs, net:

The amounts in the accompanying unaudited interim consolidated statements of comprehensive loss are analyzed as follows:

	Six Months Ended June 30,
	2019	2020
Interest on long-term debt (Note 7)	$2,606	$2,139
Interest on promissory note (Note 3)	168	224
Amortization and write-off of financing costs	131	153
Total	$2,905	$2,516

Out of the total interest charged during the six month period ended June 30, 2020, $112 has been paid in cash and the remaining $112 has been settled in common shares (please refer to Note 14).